UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                            FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  03/31/04

Check here if Amendment /  /; Amendment Number:
This Amendment (Check only one):     /  / is a restatement
                                     /  / adds new holdings entries.

Institutional Investment Manager Filing this Report:

JMP ASSET MANAGEMENT LLC
One Embarcadero Center, Suite 2100
San Francisco, CA  94111

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Joseph A. Jolson
Chief Executive Officer
415-835-3900

Signature, Place and Date of Signing:


/s/ Joseph A. Jolson
--------------------
Joseph A. Jolson
San Francisco, CA
05/13/04

Report Type (Check only one):
/ x / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

/   /  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

/   /  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s))

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                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  59

Form 13F Information Table Value Total (x$1000):  $230,807

List of Other Included Managers:  None


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

FORM 13F INFORMATION TABLE - FIRST QUARTER 2004
JMP ASSET MANAGEMENT GROUP

                               Title of                 Value   Shares or  SH/  Put/              Other    Voting Authority
Name of Issuer                  Class       CUSIP      (x$1000)  Prn Amt   PRN  Call  Discretion Managers  Sole Shared None
--------------                 --------    ---------   -------- ---------  ---  ----  ---------- --------  ----------------

ACE LTD-ORD                     Common     G0070K103       213      5000    SH            Sole             5000
ADVANTA CORP-CL B NO            Common     7942204       10673    642937    SH            Sole           642937
AFFORDABLE RESIDENTI            Common     8273104        4116    222500    SH            Sole           222500
AMERICAS CAR MART IN            Common     03062T105      5258    195116    SH            Sole           195116
ANTHRACITE CAPITAL I            Common     37023108        191     15000    SH            Sole            15000
APPLIED MICRO CIRCUIT           Common     03822W109      1093    191440    SH            Sole           191440
ASK JEEVES INC                  Common     45174109       7279    203730    SH            Sole           203730
AVANEX CORP                     Common     05348W109      1454    336503    SH            Sole           336503
BAKBONE SOFTWARE                Common     57101107       6785   2515210    SH            Sole          2515210
BLUEGREEN CORP                  Common     96231105         97      7500    SH            Sole             7500
CAPITAL LEASING FUND            Common     140288101       128     10000    SH            Sole            10000
CAPITAL ONE FINANCIAL           Common     14040H105     14149    187575    SH            Sole           187575
CARREKER CORPORATION            Common     144433109      3502    442206    SH            Sole           442206
CEC ENTERTAINMENT IN            Common     125137109      3493    100665    SH            Sole           100665
CENDANT CORP                    Common     151313103        98      4000    SH            Sole             4000
COPPER MOUNTAIN NETWORKS        Common     217510205      1767    157446    SH            Sole           157446
COSTAR GROUP INC                Common     22160N109       601     16300    SH            Sole            16300
COUNTRYWIDE FINANCIAL           Common     222372104     16349    170480    SH            Sole           170480
DIGITAL THEATER SYST            Common     25389G102      1910     74620    SH            Sole            74620
FEDERAL AGRICULTURAL            Common     313148306      1980     75555    SH            Sole            75555
FIDELITY NATIONAL FI            Common     316326107       253      6380    SH            Sole             6380
FIRST UNION REAL ESTATE         Common     337400105       335    106800    SH            Sole           106800
GATX CORP                       Common     361448103      6063    273490    SH            Sole           273490
GENCORP INC -W/RTS T            Common     368682100       238     22000    SH            Sole            22000
GLOBAL CROSSING                 Common     G3921A175       200     10000    SH            Sole            10000
H & R BLOCK INC                 Common     93671105       1786     35000    SH            Sole            35000
IMPAC MORTGAGE HOLDING          Common     45254P102       272     10000    SH            Sole            10000
INTERDIGITAL COMMUNICATION      Common     45866A105      4915    281165    SH            Sole           281165
INTERNET GOLD GOLDEN            Common     M56595107      1830    352011    SH            Sole           352011
ISTAR FINANCIAL INC             Common     45031U101       169      4000    SH            Sole             4000
JUPITERMEDIA CORP               Common     48207D101      3572    310866    SH            Sole           310866
KNIGHTSBRIDGE TAN               Common     G5299G106       181      8500    SH            Sole             8500
LEUCADIA NATIONAL CO            Common     527288104       186      3500    SH            Sole             3500
LUMINENT MTG CAP INC            Common     550278303       283     20000    SH            Sole            20000
MANDALAY RESORT GROUP           Common     562567107      7290    127315    SH            Sole           127315
MEDALLION FINANCIAL             Common     583928106     10910   1261226    SH            Sole          1261226
MICRON TECHNOLOGY IN            Common     595112103     11960    715733    SH            Sole           715733
NCO GROUP INC                   Common     628858102     14028    600748    SH            Sole           600748
NEOPHARM INC                    Common     640919106       733     39070    SH            Sole            39070
NEW FRONTIER MEDIA I            Common     644398109      1691    218180    SH            Sole           218180
NEWCASTLE INVESTMENT            Common     65105M108       219      6500    SH            Sole             6500
OPLINK COMMUNICATION            Common     68375Q106      6065   2434862    SH            Sole          2434862
PROVIDE COMM INC                Common     74373W103       550     24166    SH            Sole            24166
QUIKSILVER INC                  Common     74838C106      2303    105415    SH            Sole           105415
RAIT INVESTMENT TR              Common     749227203       253     10000    SH            Sole            10000
REDBACK NETWORKS INC            Common     757209507      3317    526520    SH            Sole           526520
REDWOOD TRUST INC               Common     758075402     15453    248555    SH            Sole           248555
SANDISK CORP                    Common     80004C101      2745     96785    SH            Sole            96785
SANFILIPPO JOHN B &             Common     800422107      1119     30500    SH            Sole            30500
SIGNATURE BANK                  Common     82669G104        31      1500    SH            Sole             1500
SONIC SOLUTIONS                 Common     835460106     25203   1309642    SH            Sole          1309642
SUNTERRA CORPORATION            Common     86787D208       108      8000    SH            Sole             8000
TECHNOLOGY INVESTMENT           Common     878717305      2522    172886    SH            Sole           172886
VESTA INSURANCE GROUP           Common     925391104      2836    650540    SH            Sole           650540
VIRAGEN INC                     Common     927638106      1421   6768195    SH            Sole          6768195
WENDYS INTL INC                 Common     950590109       448     11000    SH            Sole            11000
WESTCOAST HOSPITALITY           Common     95751T206       195      7500    SH            Sole             7500
WESTCORP-CALIF                  Common     957907108     14865    337310    SH            Sole           337310
WFS FINANCIAL INC               Common     92923B106      3123     72100    SH            Sole            72100